Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment, net consists of the following as of the following periods (in thousands):

	As of June 30, 2026	As of December 31, 2025
Machinery and equipment	$11,936	$11,505
Furniture and fixtures	108	108
Computer network equipment	36	36
Leasehold improvements	1,091	1,108
Construction in progress	2,258	921
Total property and equipment	15,429	13,678
Less: accumulated depreciation	(10,239)	(9,594)
Property and equipment, net	$5,190	$4,084

Depreciation expense for six months ended June 30, 2026 and December 31, 2025 was $0.7 million and $0.2 million, respectively, and has been allocated and recognized within cost of revenue, research and development, and selling, general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss.

5. Property and Equipment

Property and equipment, net consists of the following as of the following periods (in thousands):

	As of December 31,
	2025	2024
Machinery and equipment	11,505	$9,784
Furniture and fixtures	108	108
Computer network equipment	36	36
Leasehold improvements	1,108	1,106
Construction in progress	921	204
Total property and equipment	13,678	11,238
Less: Accumulated depreciation	(9,594)	(8,484)
Property and equipment, net	4,084	$2,754

Depreciation expense for each of the years ended December 31, 2025 and 2024 was $1.0 million and has been allocated and recognized within cost of revenue, research and development and selling, general and administrative of the consolidated statements of operations and comprehensive loss.